Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ₱ in Thousands, shares in Thousands																	12 Months Ended
	Mar. 12, 2020 PHP (₱) shares	Mar. 28, 2019 shares	Dec. 03, 2018 PHP (₱)	Nov. 28, 2018 seat	Jul. 31, 2018 PHP (₱)	Apr. 05, 2018 shares	Mar. 07, 2018 shares	Mar. 02, 2018 PHP (₱)	Dec. 18, 2017 PHP (₱)	Dec. 05, 2017	Jun. 27, 2017	Jun. 13, 2017 PHP (₱)	Aug. 24, 2016	May 30, 2016 PHP (₱)	Apr. 14, 2015 PHP (₱)	Jun. 24, 2014 PHP (₱)	Dec. 31, 2019 PHP (₱) seat	Dec. 31, 2018 PHP (₱) shares	Dec. 31, 2017 PHP (₱)	Mar. 31, 2020 shares	Jan. 01, 2019 PHP (₱)
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Period due after which default occurs of trade receivables and all other financial assets subject to impairment																	90 days
Period due after which default occurs of trade receivables from Corporate subscribers																	120 days
Period due after which there is significant increase in credit risk in asset																	30 days
Period before which there is low credit risk in financial asset																	30 days
Percentage of Impairment of available-for-sale equity investments																	20.00%
Asset impairment (Note 5)																	₱ 4,833,000	₱ 8,065,000	₱ 8,258,000
Land and building																		1,236,000
Depreciation of ROU assets																	4,393,000
Lease liabilities																	16,315,000	15,233,000			₱ 15,233,000
Rent (Note 5)																	1,290,000	7,321,000	7,016,000
Total finance lease obligations																		514
Total consideration transferred														₱ 52,800,000
Equity interest acquired													87.12%	50.00%
Total consideration					₱ 1,152,000				₱ 1,294,000			₱ 21,800,000		₱ 26,200,000	₱ 26,487,000	₱ 13,243,000
Total asset impairment on noncurrent assets																		2,122,000	3,913,000
Additional depreciation recognized																	2,048,000	15,807,000	19,481,000
Decrease in depreciation recognized																	1,719,000
Total depreciation and amortization of property and equipment																	35,263,000	47,240,000	51,915,000
Carrying values of property and equipment, net of accumulated depreciation and amortization																	232,134,000	195,964,000	186,907,000
Amortization of intangible assets (Notes 5 and 15)																	758,000	892,000	835,000
Total carrying values of intangible assets																	6,446,000	7,204,000
Consolidated unrecognized deferred income tax assets																	2,294,000	3,227,000
Benefit from deferred income taxes																	6,267,000	1,375,000	(2,738,000)
Deferred income tax assets – net (Note 7)																	23,623,000	27,697,000	30,466,000
Provision for expected credit losses for trade and other receivables																	4,071,000	4,192,000
Provision for expected credit losses for contract assets																	291,000	223,000
Trade and other receivables, net of allowance for expected credit losses																	22,436,000	24,056,000
Contract assets, net of allowance for expected credit losses																	2,747,000	3,268,000
Provision for doubtful accounts for trade and other receivables																	4,071,000	4,192,000	3,438,000
Trade and other receivables (Note 17)																	22,436,000	24,056,000	33,761,000
Net pension benefit costs																	1,018,000	1,855,000	1,610,000
Prepayments																	60,231,000	31,718,000
Accrued benefit costs																	8,985,000	7,182,000
Total provision for asset retirement obligations																	1,767,000	1,656,000	1,630,000
Total fair values of noncurrent financial assets																	1,657,000	2,168,000
Total fair values of noncurrent financial liabilities																	173,457,000	₱ 143,392,000
Transformation Incentive Plan [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of shares issued | shares							54											860
Number of shares outstanding | shares							914
Number of shares issued and fully paid | shares		302				204
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets																	638,000	₱ 208,000	827,000
Accrued incentive payable																	795,000
Transformation Incentive Plan [Member] | Major Ordinary Share Transactions [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of shares to be issued | shares																				757
Number of shares issued and fully paid | shares	236
Cash award for annual grant paid	₱ 654,000
Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Prepayments																	342,000	393,000
Defined Benefit Pension Plans [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Net pension benefit costs																	1,018,000	1,855,000	1,610,000
Intangible Assets with Finite Life [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total carrying values of intangible assets																	1,941,000	₱ 2,699,000
Less than 1 year [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expected additional depreciation																	1,458,000
1-2 years [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expected additional depreciation																	1,397,000
ABM Global Solutions, Inc. and Subsidiaries [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expected additional depreciation																	₱ 46,000
Vega Telecom Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired														50.00%
Percentage of right on net assets																	50.00%
Total carrying values of intangible assets														₱ 18,885,000
Bow Arken Holdings Company [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired														50.00%
Percentage of right on net assets																	50.00%
Brightshare Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired														50.00%
Percentage of right on net assets																	50.00%
PCEVs Beacon Electric Asset Holdings Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired										75.00%
Total consideration								₱ 4,852,000				₱ 21,800,000		₱ 26,200,000
Consideration settlement period in installments											annual installments from June 2018 to June 2021						annual installments until June 2021.
Beacon Electric Asset Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired														50.00%
Consideration settlement period in installments																	annual installments until June 2020
Percentage of ownership interest in subsidiary acquired														20.00%
Beacon Electric Asset Holdings, Inc. [Member] | PCEV [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of ownership interest in subsidiary acquired																	50.00%
PLDT Communications and Energy Ventures, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of Ownership				48.74%													48.74%
Number of board seats | seat				2													2
Multisys Technologies Corporation [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total consideration transferred			₱ 550,000
Payment for acquisition of shares			523,000
Investment as deposit for future stock subscription			₱ 800,000
Bottom of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Non-cancellable lease period																	1 year
Equity interest acquired																	5.00%	5.00%
Percentage of NCI for partly-owned subsidiaries of parent																	5.00%	5.00%
Percentage of investment in associates																	5.00%	5.00%
Bottom of range [member] | PAS 28 [Member] | Significant Influence [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Ownership interest																	20.00%
Top of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Non-cancellable lease period																	30 years
Top of range [member] | PAS 28 [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Ownership interest																	20.00%
Rocket Internet S E [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Cumulative impairment losses recognized in investment																			11,045,000
Asset impairment (Note 5)																			₱ 540,000
Decline in value below cost																	20.00%